Income Taxes Uncertain Tax Positions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Unrecognized Tax Benefits	$ 14,822,000	$ 14,216,000	$ 17,091,000	$ 18,034,000
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	1,440,000	1,845,000	1,219,000
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	8,114,000	2,050,000	5,212,000
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(3,023,000)	(3,051,000)	(492,000)
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(4,602,000)	(3,410,000)	(5,330,000)
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	(1,323,000)	(309,000)	(1,552,000)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	12,400,000
Potential Federal and State unrecognized tax benefit reversal within one year	3,400,000
Cash paid for interest, net of federal tax benefit and penalties accrued	(1,400,000)	(100,000)	(600,000)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 2,200,000	$ 2,900,000	$ 3,100,000